CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (Parenthetical) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Included in cost of services [Member] USD ($)	Dec. 31, 2012 Included in cost of services [Member] CNY	Dec. 31, 2011 Included in cost of services [Member] CNY	Dec. 31, 2010 Included in cost of services [Member] CNY	Dec. 31, 2012 Included in sales and marketing [Member] USD ($)	Dec. 31, 2012 Included in sales and marketing [Member] CNY	Dec. 31, 2011 Included in sales and marketing [Member] CNY	Dec. 31, 2010 Included in sales and marketing [Member] CNY	Dec. 31, 2012 Included in general and administrative [Member] USD ($)	Dec. 31, 2012 Included in general and administrative [Member] CNY	Dec. 31, 2011 Included in general and administrative [Member] CNY	Dec. 31, 2010 Included in general and administrative [Member] CNY
Share-based compensation	$ (1,263)	(7,870)	(6,084)	(4,082)	$ (1,086)	(6,766)	(5,230)	(3,509)	$ (5,763)	(35,902)	(26,660)	(16,371)